Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Components of Accumulated Other Comprehensive Income, Net of Tax
The following tables summarize those reclassification adjustments (net of taxes):

	Year Ended December 31, 2015
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2014	$273,522	$10,296	$283,818
Other comprehensive loss before reclassifications	(102,675)	(454)	(103,129)
Amounts reclassified from accumulated other comprehensive income	3,382	(536)	2,846
Net current-period other comprehensive loss	(99,293)	(990)	(100,283)
Balance at December 31, 2015	$174,229	$9,306	$183,535

	Year Ended December 31, 2014
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2013	$171,346	$8,755	$180,101
Other comprehensive income before reclassifications	93,163	1,557	94,720
Amounts reclassified from accumulated other comprehensive income	9,013	(16)	8,997
Net current-period other comprehensive income	102,176	1,541	103,717
Balance at December 31, 2014	$273,522	$10,296	$283,818

	Year Ended December 31, 2013
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2012	$311,354	$9,236	$320,590
Other comprehensive loss before reclassifications	(147,640)	(1,513)	(149,153)
Amounts reclassified from accumulated other comprehensive income	7,632	1,032	8,664
Net current-period other comprehensive loss	(140,008)	(481)	(140,489)
Balance at December 31, 2013	$171,346	$8,755	$180,101

Summary of the Reclassifications Out of Accumulated Other Comprehensive Income
The following tables summarize the reclassifications out of accumulated other comprehensive income:

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income			Affected line item in the statement where net income is presented
	Years Ended December 31,
	2015	2014	2013
Unrealized gains on securities	$5,203	$13,866	$11,741	Net realized gains on investments, excluding other-than-temporary impairment losses
	(1,821)	(4,853)	(4,109)	Provision for income taxes
	$3,382	$9,013	$7,632	Net of tax
OTTI	$(824)	$(24)	$1,588	Portion of net (gain) loss recognized in other comprehensive income, before taxes
	288	8	(556)	Provision for income taxes
	$(536)	$(16)	$1,032	Net of tax
Total reclassifications for the period	$2,846	$8,997	$8,664	Net of tax